NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Financial Income and Expense (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Income from short term deposits	€ 171	€ 6
Change in fair value of derivative liabilities	0	0
Foreign exchange gains	137	3,348
Other financial income	23	16
Financial income	331	3,370
Amortized cost of convertible notes	0	(22)
Financial expenses on lease liability	(25)	(108)
Interest expense related to borrowings	(78)	(140)
Foreign exchange loss	(239)	(480)
Other financial expenses	0	0
Financial expenses	(342)	(750)
Financial income (loss)	€ (11)	€ 2,620